Ironclad Managed Risk Fund
SUMMARY SECTION
Investment Objective
Ironclad Managed Risk Fund (the “Fund”) seeks to achieve current income and gains.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Ironclad Managed Risk Fund Ironclad Managed Risk Fund Shares
Maximum sales charge (load) imposed on purchases	none
Maximum deferred sales charge (load)	none
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed, if applicable)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Ironclad Managed Risk Fund Ironclad Managed Risk Fund Shares
Management fee		1.25%
Distribution (Rule 12b-1) fees		none
Other expenses	[1]	none
Total annual fund operating expenses	[1]	1.25%
[1]	The Fund's investment advisor receives a single management fee of 1.25% of the Fund's average daily net assets and is obligated to pay all Fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses ).

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Ironclad Managed Risk Fund Ironclad Managed Risk Fund Shares	127	397	686	1,511

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund’s primary strategy consists of selling put options on equity indexes and exchange traded funds (“ETFs”). The sale of put options generates income for the Fund, but exposes it to the risk of declines in the value of the underlying assets that are in excess of the income collected. The Fund retains the income collected during market advances. The Fund’s investment advisor seeks to manage the risk of the equity exposure in the portfolio by generating income that reduces the impact of market declines.

When the Fund sells a put option on an index and the index decreases in value, the purchaser of the put option has the right to exercise the option, obligating the Fund to make a cash payment that is equal to the difference between the option’s above-market exercise price and the prevailing index value. When the Fund sells a put option on an ETF and the ETF decreases in value, the purchaser of the put option has the right to exercise the option, obligating the Fund to purchase the ETF at an exercise price that is higher than the prevailing market price.

In either scenario, the Fund collects option premium income when the put option is sold. Potential declines in the value of the underlying asset are offset by the amount of income collected. If the index or ETF increases in value, the purchaser of the put option is unlikely to exercise the option since the prevailing market price is higher than the below-market exercise price. Accordingly, the Fund retains all premium income collected during market advances.

The Fund may have exposure to domestic and foreign equities through the sale of put options on equity indexes and ETFs. The Fund’s investment advisor determines the Fund’s exposure to each put option by evaluating metrics associated with the valuation of options, including, but not limited to, volatility, time to expiration and the relationship of the exercise price to the prevailing market price of the index or ETF. By segregating on a daily basis cash or other liquid assets in an amount equal to the Fund’s net obligations under each put option, the Fund ensures that it has sufficient assets to cover each put option sold.

All option positions held by the Fund are listed on recognized exchanges and collateralized with cash, cash equivalents (for example, Treasury Bills, money market fund shares, etc.), other listed options or investment-grade debt with a maturity of one year or less. For defensive purposes, the Fund may invest up to 100% of its assets in cash, cash equivalents or debt instruments issued by entities that carry an investment-grade rating by a national ratings agency. When the Fund takes a defensive position, the Fund may not achieve its investment objective.

Principal Risks of Investing

The Fund’s principal risks are mentioned below. Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause investors to lose money.

Equity Markets Risk. The value of an equity market index tends to fluctuate based on price movements in the broader securities markets.

Foreign Securities Risk. To the extent the Fund sells options on foreign (non-U.S.) equity indexes or ETFs, the Fund is subject to foreign securities risk. The prices of foreign securities may be more volatile than those of U.S. securities because of unfavorable economic conditions, political developments and changes in the regulatory environment of foreign countries. Many of the risks with respect to foreign investments are more pronounced for investments in developing or emerging market countries.

Options Risk. The value of the Fund’s positions in index and ETF options will fluctuate in response to changes in the values of the assets they track and may be subject to greater fluctuations in value than investments in the underlying assets. The risk involved in selling a put option is that the market value of the underlying security could decrease and the option could be exercised, obligating the seller of the put option to buy the underlying security from the purchaser at an exercise price that is higher than its prevailing market price. The selling of options is a highly specialized activity that entails greater than ordinary investment risks.

Credit Risk. The issuer of a fixed-income security held by the Fund may be unable or unwilling to make timely payments of interest or principal. The prices of fixed - income securities respond to economic developments, particularly interest rate changes and the creditworthiness of individual issuers.

Interest Rate Risk. Generally, fixed-income securities decrease in value if interest rates rise and increase in value if interest rates fall, and lower rated securities are more volatile than higher rated securities.

Ratings Risk. A credit rating only reflects the view of the originating rating agency. Changes to or the withdrawal of a rating may result in the security becoming less liquid or losing value.

Management Risk. There can be no guarantee that the strategies used by the Fund’s portfolio manager will produce the desired result.

Performance

The following performance information indicates some of the risks of investing in the Fund. The bar chart below illustrates how the Fund’s total returns have varied from year to year. The table below illustrates how the Fund’s average annual total returns for the period indicated compare with the S&P 500 Index and the CBOE S&P 500 PutWrite Index. The Fund’s advisor considers these indexes to be standard performance benchmarks for the Fund’s relative performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar-Year Total Returns

Highest Calendar Quarter Return:	6.21%	Quarter Ended 12/31/11
Lowest Calendar Quarter Return:	-3.57%	Quarter Ended 9/30/11

Average Annual Total Returns Ironclad Managed Risk Fund	1 Year	Since Inception	Inception Date
Ironclad Managed Risk Fund Shares	7.53%	9.12%	Oct. 14, 2010
Ironclad Managed Risk Fund Shares - Return After Taxes on Distributions	5.67%	7.69%	Oct. 14, 2010
Ironclad Managed Risk Fund Shares - Return After Taxes on Distributions and Sale of Fund Shares	5.99%	7.31%	Oct. 14, 2010
S&P 500 Index (does not reflect deduction for fees, expenses or taxes)	16.00%	11.58%	Oct. 14, 2010
CBOE S&P 500 PutWrite Index (does not reflect deduction for fees, expenses or taxes)	8.14%	8.76%	Oct. 14, 2010

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.